Unaudited Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 7,216,058	$ 9,311,537
Short-term investments	18,139,445	8,837,445
Accounts receivable, net	1,938,191	2,118,738
Advances to suppliers, net	18,095	338,166
Inventories, net	192,683	219,505
Loans receivable	7,875,739	3,608,289
Prepaid expenses and other current assets	1,914,694	352,919
Total current assets	37,294,905	24,786,599
Non-current assets
Non-current accounts receivable	3,862,004	4,597,214
Non-current advance to a third party	400,889	410,509
Non-current loans receivable		4,227,079
Property, equipment and software, net	946,354	403,330
Operating lease right-of-use assets		3,309
Long-term investments	1,000,000	1,000,000
Total non-current assets	6,209,247	10,641,441
Total Assets	43,504,152	35,428,040
Current liabilities
Accounts payable	599,806	532,130
Advances from customers	1,633	4,616
Loans payable	2,545,615	493,159
Deferred revenue	65,004	166,760
Taxes payable	1,874,431	1,917,647
Accrued expenses and other current liabilities	338,183	255,131
Operating lease liabilities		3,309
Total current liabilities	5,424,672	3,372,752
Non-current Liabilities
Advance from private placement	8,200,000
Loan payable, non- current		2,113,539
Deferred income tax liabilities, non-current	1,734,941	1,604,163
Total non-current liabilities	9,934,941	3,717,702
Total liabilities	15,359,613	7,090,454
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares value		1,439
Additional paid-in capital	16,721,551	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	11,509,410	11,387,748
Accumulated other comprehensive loss	(924,076)	(609,367)
Total Shareholders’ Equity	28,144,539	28,337,586
Total Liabilities and Shareholders’ Equity	43,504,152	35,428,040
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	620
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	$ 819